Investments in associates and joint ventures (Details 1) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ARS ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	$ 3,444		$ 5,419
Group's interest in comprehensive income/(loss)	(1,601)		(2,440)	$ (1,802)
Total associates and joint ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	137,587		147,420
Group's interest in comprehensive income/(loss)	$ 33,611		$ 6,056	$ (6,736)
Nuevo Puerto Santa Fe S.A [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 4,450		$ 4,600
Group's interest in comprehensive income/(loss)	$ 292		$ 423	$ 1,449
Main activity	Real estate	Real estate
Common shares | shares	138,750	138,750
Share capital (nominal value) | shares	28	28
Loss/ (income) for the year	$ 585
Shareholders' equity	$ 8,486
GCDI [Member]
Statement [Line Items]
Ownership interest	27.39%	27.39%	27.82%	27.82%
Value of Group's interest in equity	$ 1,286		$ 7,116
Group's interest in comprehensive income/(loss)	$ (5,679)		$ 603	$ (5,792)
Main activity	Real estate	Real estate
Common shares | shares	250,729,447	250,729,447
Share capital (nominal value) | shares	915	915
Loss/ (income) for the year	$ (20,057)
Shareholders' equity	4,788
Quality [Member]
Statement [Line Items]
Ownership interest			50.00%	50.00%
Value of Group's interest in equity			$ 25,961
Group's interest in comprehensive income/(loss)	$ 0		$ (5,142)	$ (7,869)
La Rural S.A. [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 10,618		$ 4,510
Group's interest in comprehensive income/(loss)	$ 7,562		$ 2,619	$ (338)
Main activity	Organization of events	Organization of events
Common shares | shares	714,998	714,998
Share capital (nominal value) | shares	1	1
Loss/ (income) for the year	$ 15,591
Shareholders' equity	$ 20,891
BACS [Member]
Statement [Line Items]
Ownership interest	56.34%	56.34%	56.35%	56.35%
Value of Group's interest in equity	$ 7,598		$ 5,227
Group's interest in comprehensive income/(loss)	$ 2,372		$ (436)	$ (665)
Main activity	Financing	Financing
Common shares | shares	33,125,751	33,125,751
Share capital (nominal value) | shares	88	88
Loss/ (income) for the year	$ 6,288
Shareholders' equity	$ 20,143
Agrouranga S.A. [Member]
Statement [Line Items]
Ownership interest	34.86%	34.86%	34.86%	34.86%
Value of Group's interest in equity		$ 5,321	$ 4,822
Group's interest in comprehensive income/(loss)	$ 1,445		$ (780)	$ 735
Main activity	Agriculture	Agriculture
Common shares | shares	2,532,579	2,532,579
Share capital (nominal value) | shares	7	7
Loss/ (income) for the year	$ 4,145
Shareholders' equity	$ 2,897
New Lipstick [Member]
Statement [Line Items]
Ownership interest	49.96%	49.96%	49.96%	49.96%
Value of Group's interest in equity	$ 1,080		$ 903
Group's interest in comprehensive income/(loss)	$ (31)		$ (245)	$ 554
Main activity	Real estate	Real estate
Common shares | shares	23,631,037	23,631,037
Share capital (nominal value) | shares	47	47
Loss/ (income) for the year	$ (3)
Shareholders' equity	$ (47)
BHSA [Member]
Statement [Line Items]
Ownership interest	29.89%	29.89%	29.91%	29.91%
Value of Group's interest in equity	$ 103,790		$ 88,862
Group's interest in comprehensive income/(loss)	$ 29,251		$ 11,454	$ 6,992
Main activity	Financing	Financing
Common shares | shares	448,345,794	448,345,794
Share capital (nominal value) | shares	1,500	1,500
Loss/ (income) for the year	$ 97,803
Shareholders' equity	$ 338,752